Investment in Equity Securities (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 05, 2020
Investment in Equity Securities [Line items]
Investment							$ 1,217,039
Dividend				$ 13,408	$ 2,463
Investment withdrew	$ 195,169
Number of days for request a withdrawal		30 years
Upward adjustments of investment		$ 6,672	$ 29,298
Elite Ivy Investment LLC [Member]
Investment in Equity Securities [Line items]
Investment				$ 165,871		$ 150,000
Ownership percentage				0.70%		0.60%
Keystone Investment Management, LLC [Member]
Investment in Equity Securities [Line items]
Investment		$ 100,000